Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Registrant Name	Coty Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35964
Entity Tax Identification Number	13-3823358
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, Postal Zip Code	10118
Entity Address, State or Province	NY
Entity Address, City or Town	New York,
City Area Code	(212)
Local Phone Number	389-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	COTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001024305